                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: September 30,2005

Check here if Amendment [ ]; Amendment Number: [     ]
This Amendment (Check only one): [ ]is a restatement.
                                 [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Fifth Third Bank
Address:                   230 Public Square
                           Franklin, Tennessee 37064

13F File Number: 28-10993

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                      Robert Sullivan
Title:                     Executive Vice President, Investment Advisors
Phone:                     513-534-5340
Signature, Place, and Date of Signing:

        /s/ Robert Sullivan        Cincinnati, Ohio          November 15, 2005
        ----------------------     ----------------          -----------------
        [Signature]                [City, State]             [Date]

Report Type (Check only one):

[ ]      13F HOLDINGS REPORT

[X]      13F NOTICE

[ ]      13F COMBINATION REPORT

List of Managers Reporting for this Manager:

Fifth Third Bancorp -  #28-03158